SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 10,019
2024	10,019
2025	10,019
2026	10,019
2027	10,019
Thereafter	365,929
Total	$ 416,024	$ 411,056